KNOWLEDGE  DISCIPLINE  SERVICE  CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)

INVESCO International Funds, Inc.

EUROPEAN
INTERNATIONAL BLUE CHIP
PACIFIC BASIN














                                 [INVESCO ICON]
                                    INVESCO

SEMIANNUAL REPORT / April 30, 1999

"IN  A  'POST-CRISIS'   WORLD,  WE  BELIEVE  THE  BEST  OPPORTUNITIES  LIE  WITH
ATTRACTIVELY PRICED COMPANIES THAT WILL PROFIT FROM BUSINESS AS USUAL." (PAGE 3)

"PERIODICALLY, THE EUROPEAN MARKETS--AND THE ECONOMIES THEY TRACK--ARE MOST NOTABLE FOR THEIR UNFULFILLED POTENTIAL." (PAGE 4)

Graph: INVESCO Pacific Basin Fund 10-Year Total Return vs. MSCI - Pacific

      This line graph compares the value of a $10,000 investment in INVESCO Pacific Basin Fund to the value of a $10,000 investment in the MSCI - Pacific Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the 10-year period ended 4/30/99.

Graph: INVESCO International Blue Chip Fund Total Return from Inception (10/98)vs. MSCI - Europe/Australia/Far East

      This line graph compares the value of a $10,000 investment in INVESCO International Blue Chip Fund to the value of a $10,000 investment in the MSCI - Europe/Australia/Far East Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (10/98) through 4/30/99.

Graph: INVESCO European Fund 10-Year Total Return vs. MSCI - Europe

      This line graph compares the value of a $10,000 investment in INVESCO European Fund to the value of a $10,000 investment in the MSCI - Europe Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the 10-year period ended 4/30/99.

                       INVESCO INTERNATIONAL FUNDS, INC.
                                 TOTAL RETURN,
                             PERIODS ENDED 4/30/99 (1)

FUND                6 MONTHS    1 YEAR      5 YEARS*    10 YEARS*   PAGE NUMBER
EUROPEAN            4.85%       -3.25%      15.70%      11.96%      4
PACIFIC BASIN      21.68%        2.14%      -8.24%      -2.47%      5
            ------------------------------------------------------
INTERNATIONAL BLUE
  CHIP              5.90% (cumulative since inception 10/28/98)     3

* AVERAGE ANNUALIZED

The line graphs illustrate the value of a $10,000 investment, plus reinvested dividends and capital gain distributions, for the 10-year period ended 4/30/99. The chart and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Of course, past performance is not a guarantee of future results.)(1),(2) In order to provide a better comparison to European Fund, we will be replacing the MSCI-AC Europe Index with the MSCI Europe Index.

INTERNATIONAL BLUE CHIP FUND
Your Fund's Performance: A Report from the Manager
--------------------------------------------------------------------------------
Dear Shareholder:

If one thinks of the international markets as the surface of a pool, waves are still rocking up against the sides from the large splash caused by last year's financial turmoil. In this still-turbulent environment, it has been more difficult than we had hoped to identify the countries and industries that would first see the returning calm.

Since the fund's introduction last autumn, it has achieved a positive return--although we certainly aim for better things in the future. Since the fund's inception in October 1998, it has had a cumulative total return of 5.90%. This lagged the return of the MSCI-EAFE Index over the same period, which rose 15.44%. (Of course, past performance is not a guarantee of future results.)(1),
(2)

Two characteristics of the recovery of world markets took us by surprise, although we correctly anticipated others. First, our emphasis on European stocks was not as helpful to the fund as it might have been late last year, because of the surprising weakness of the new euro, which reduced returns in dollar terms. Many economists had wondered if the euro might appreciate after its introduction, given that it poses a new option as a reserve currency to challenge the dollar--but in fact the opposite occurred. While our emphasis on European shares--particularly those in cyclical industries--helped returns early this year, the real action on world markets was in Japan. Anticipating that the slumbering giant that is the Japanese economy would soon reawaken, investors bid up the Japanese markets dramatically. While we have some investments in Japanese firms, we have generally kept our exposure to the country low. We continue to worry about the very profound structural problems faced by the Japanese economy, and particularly its banking sector. In our mind, much of the recent upswing on the Japanese market has been the result of wishful thinking, rather than a response to real improvements.

We feel no need to make wagers on such turnarounds, in part because of the plenitude of attractively priced, globally competitive companies. Low interest rates, improving consumer sentiment, and stabilizing economies should help these firms as we go forward. In a "post-financial crisis" world, we believe the best opportunities lie with attractively priced companies that will profit from business as usual.



--------------------------------------------------------------------------------
FUND MANAGEMENT
JOHN ROGERS, CFA
JOHN ROGERS LEADS THE PORTFOLIO MANAGEMENT TEAM FOR INTERNATIONAL BLUE CHIP FUND. JOHN SERVES AS THE CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER FOR INVESCO'S GLOBAL INVESTMENT MANAGEMENT COMPANY IN THE UNITED STATES. HE HAS A BA IN HISTORY FROM YALE UNIVERSITY AND A MA IN EAST ASIAN STUDIES FROM STANFORD UNIVERSITY.

EUROPEAN FUND
Your Fund's Performance: A Report from the Manager
--------------------------------------------------------------------------------
Dear Shareholder:

Periodically, the European markets--and the economies they track--are most notable for their unfulfilled potential. This has certainly been the case recently, as slowing economic growth and worries over the future have muted investors' enthusiasm for the European markets--and seemingly better growth prospects elsewhere have led to capital leaving the region. Despite the slow growth in Europe it has been the economically sensitive stocks that have outperformed on expectations that they will benefit most from the higher global growth prospects. This preference for cyclical companies and other traditional sectors instead of growth stocks curbed the Fund's performance.

For the six months ended April 30, 1999 the value of your shares rose 4.85%. This lagged the return of the MSCI-Europe over the same period, which rose 10.98%. (Of course, past performance is not a guarantee of future results.)(1),(2)

These returns were disappointing. We believed that investors in European markets would take a view more similar to those investing in American markets and continue to reward the fastest-growing companies in leading industries. Most recently though investors have focused instead on companies appeared poised to benefit from improving export markets and a pick-up in global commodity prices--as has begun to happen in the American market.

We continue to look differently at the underlying trends of the European economies. Many have seen the possibility of renewed inflation in the economic turnaround, which has had a negative effect on bond prices. Inflationary expectations also hurt the growth companies that we target, as it causes investors to place less value on future earnings.

In contrast, although we recognize the possibility of periodic bouts of inflation, we tend to think that technological change, globalization and increased pricing transparency following the launch of the Euro will help keep inflation in check--that factors similar to those driving the economy in the United States will work in Europe as well. The number of individuals buying personal computers for the home to connect to the Internet, for example, suggests that European companies will track the American technology boom of the 1990s. We are seeking to find the companies that are seizing these unveiling technological opportunities, as well as those that are poised to benefit from tighter economic integration on the continent. A long standing area of focus for us has been wireless communications, an area of technological change where Europe leads the United States. We are also interested in business service companies, and those involved in media, entertainment, and retailing.

Along with technology, deregulation, and economic integration, the other 900-pound gorilla in the European markets is the demand for equities. Last year saw a record level of flows into equity mutual funds from European private investors. Unfortunately, the ill-timed financial crisis late last year caused these flows to slow markedly. Nonetheless, we are convinced that an "equity culture" is only in its embryonic stages in Europe, with plenty of dynamic growth opportunities ahead.

In sum, our somewhat disappointing performance recently has not altered our fundamental faith in both the European markets and a growth investing strategy.
--------------------------------------------------------------------------------
FUND MANAGEMENT
STEVEN CHAMBERLAIN
STEVEN CHAMBERLAIN IS THE LEAD MANAGER FOR EUROPEAN FUND. HE HOLDS A BSC DEGREE IN GEOLOGY FROM KINGSTON POLYTECHNIC AND HAS EXPERIENCE IN EQUITIES AND CURRENCY TRADING. HE JOINED INVESCO IN 1987.

PACIFIC BASIN FUND
Your Fund's Performance: A Report from the Manager
--------------------------------------------------------------------------------
Dear Shareholder:

Compared to the nightmarish visions floated by some late last year, this has been an encouraging six months in the Far Eastern markets. Certain markets, particularly those in Malaysia and Singapore, have surged in recent months due to renewed confidence. Yet compared to the highly optimistic environment that surrounded some Asian markets a few years ago, the region still has far to go.

For the six months ended April 30, 1999 the value of your shares rose 21.68%. This lagged the return of the MSCI Pacific IX GD Index over the same period, which rose 27.67%. (Of course, past performance is not a guarantee of future results.)(1),(2)

For all its problems, Japan remains an important driver of the Pacific Basin's economy. While the Japanese "economic miracle" helped spread affluence around the region--particularly in the 1980s and early 1990s--its influence has been much more ambiguous of late. With its banking system in disarray, Japan has been in no position to provide credit to the region's smaller, growing economies. Recently, Asian markets showed their ability to shrug off liquidity concerns in Japan and concentrate instead on positive developments domestically. Still, the strength of the recovery in the region will be affected to some extent by Japan.

Thus, the state of the Japanese economy poses an acute question for investors. We are encouraged that the recession there seems to be moderating, and we believe that the country will soon see positive growth. Consumer sentiment appears to be improving and industrial production may be picking up. On the other hand, while many investors have reacted strongly to the announcement of government stimulus packages, we have taken a more cautious stance while awaiting their implementation. This has led us to place relatively less emphasis on Japan, preventing us from fully participating in the recent--and in our opinion, premature--rally.

With its huge population and high growth rate, China becomes more of a factor in Far Eastern markets each year. Unfortunately, the Chinese economy has also slowed, and it is now wrestling with a deflationary environment. Thus we have also minimized our exposure to this huge area (including Hong Kong) --while keeping in mind the longer-term potential it presents.

With varying degrees of success, the rest of the region's economies have made some progress in recovering from the severe economic crisis. Some countries, such as South Korea and Singapore, have been remarkably successful in reviving investor sentiment through a combination of improving current accounts, falling interest rates, and real reforms. Meanwhile, Australia has continued to enjoy robust consumption and a healthy banking system, making it the relative safe haven last year. We have concentrated our investments in those nations that have seemed the best prepared for recovery.

Across the region, our focus will remain on those companies taking the tough steps necessary to restructure and become more competitive internationally. The Pacific Basin remains the home of many of the world's leading companies, and it enjoys one of its lower-cost, highest-quality workforces. Should the political and financial environments in which these firms operate improve, we are optimistic that investors will once again profit from the potential.
--------------------------------------------------------------------------------
FUND MANAGEMENT
ANNA TONG
ANNA TONG LEADS THE MANAGEMENT TEAM FOR PACIFIC BASIN FUND AND SERVES AS DEPUTY MANAGING DIRECTOR AND CHIEF INVESTMENT OFFICER OF INVESCO ASIA. SHE HAS A BS IN ACCOUNTING AND A MBA FROM THE UNIVERSITY OF CALIFORNIA AT BERKELEY.

INVESCO / Semiannual Report / April 30, 1999
Market Headlines: November 1998 to April 1999
--------------------------------------------------------------------------------

If the winter of 1997-1998 taught investors one lesson, it was never to count a good economy down. Low interest rates, strong consumer spending and wage growth, and a virtually non-existent inflation rate combined to guide American markets out of the storms of world financial crisis. To be sure, troublesome indicators remained: a ballooning trade deficit, sluggish earnings growth for many large international companies, and a worrisomely low personal savings rate. Overall, though, the American economy was as robust as it had been in decades. Were we reaping the bounty of a "new economy," optimists wondered?

If we were, unfortunately, the rest of the world appeared trapped in more somber economic realities. Growth in Western Europe began to slow as its companies suffered from declining exports to emerging markets. Japan and the rest of Asia began crawling out of the hole of financial despair--but while Asian markets reacted exuberantly, it was clear that the region had far to go. In Latin America, markets plunged following a new currency crisis in Brazil before recovering in February.

The world economy could not continue flying on one engine, American financial officials warned their global counterparts. Indeed, the question remained: Would the world join in American prosperity, or would the world's largest economy finally fall prey to slower growth? As new market records were achieved in April, however, more investors seemed to look forward to smooth flying.

SINCE THE FUNDS ARE ACTIVELY MANAGED, HOLDINGS WILL CHANGE OVER TIME.

(1)TOTAL  RETURN  ASSUMES   REINVESTMENT  OF  DIVIDENDS  AND  CAPITAL  GAIN
DISTRIBUTIONS FOR THE PERIODS INDICATED. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED.

(2)THE  MSCI-EAFE,   MSCI-AC  EUROPE,   MSCI-EUROPE  AND  MSCI-PACIFIC  ARE
UNMANAGED INDEX OF COMMON STOCKS CONSIDERED REPRESENTATIVE OF THE OVERALL INTERNATIONAL, EUROPEAN, AND PACIFIC BASIN SECURITIES MARKETS, RESPECTIVELY.

TEN LARGEST COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------

INVESCO INTERNATIONAL FUNDS, INC.
APRIL 30, 1999

UNAUDITED


DESCRIPTION                                                              VALUE
--------------------------------------------------------------------------------
EUROPEAN FUND
Vodafone Group PLC                                                $ 18,620,002
Nokia Oyj                                                           16,979,842
Tomra Systems A/S A                                                 16,378,781
MobilCom AG                                                         15,408,980
Sage Group PLC                                                      15,215,445
EM.TV & Merchandising AG                                            13,730,195
Orange PLC                                                          13,670,088
Equant NV                                                           13,632,330
Skandia Forsakrings AB                                              13,565,569
Carrefour SA                                                        13,489,500

INTERNATIONAL BLUE CHIP FUND
Den Danske Bank Group                                             $    692,426
ING Groep NV                                                           616,814
National Australia Bank Ltd                                            584,987
HSBC Holdings PLC                                                      564,662
Repsol SA Sponsored ADR Representing Ord Shrs                          561,000
Novartis AG Registered Shrs                                            550,000
Societe Generale Series A Shrs                                         537,676
Telecom Italia SpA Sponsored ADR Representing 10 Ord Shrs              530,938
Unilever NV New York Registered Shrs                                   519,500
Koninklijke Philips Electronics NV New York Registered
  Shrs Representing Ord Shrs                                           512,250

PACIFIC BASIN FUND
Takeda Chemical Industries Ltd                                    $  3,739,287
NTT Mobile Communication Network                                     3,577,263
Fujitsu Ltd                                                          3,220,877
Shohkoh Fund & Co Ltd                                                2,785,574
Secom Co Ltd                                                         2,735,140
Nippon Telegraph & Telephone                                         2,374,230
Bridgestone Corp                                                     2,251,916
Toyota Motor                                                         2,016,420
Taisho Pharmaceutical Ltd                                            1,967,746
National Australia Bank Ltd                                          1,949,958

Composition of holdings is subject to change.

STATEMENT OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

INVESCO INTERNATIONAL FUNDS, INC.
APRIL 30, 1999

UNAUDITED

                                                     SHARES OR
                                       INDUSTRY      PRINCIPAL
%     DESCRIPTION                          CODE         AMOUNT          VALUE
--------------------------------------------------------------------------------

EUROPEAN FUND
94.69 COMMON STOCKS, RIGHTS & WARRANTS
6.36  FINLAND
      Helsingin Puhelin Oyj Series E Shrs    TN        175,000  $   7,387,485
      Nokia Oyj                              CM        220,000     16,979,842
      Raisio Group PLC                       FD        550,000      5,033,435
      Tieto Corp Series B Shrs               CO        200,000      7,977,320
================================================================================
                                                                   37,378,082

14.61 FRANCE
      Altran Technologies SA                 EC         45,000     10,712,250
      AXA                                    IN         75,000      9,696,570
      Cap Gemini SA                          CO         40,000      6,123,704
      Carrefour SA                           RT         17,000     13,489,500
      Dassault Systemes SA                   CO        202,100      7,447,413
      France Telecom SA                      TL         60,000      4,853,046
      PSA Peugeot Citroen                    AM         40,000      6,644,240
      Pinault-Printemps-Redoute SA           RT         45,000      7,474,770
      Sanofi SA                              HD         70,000     10,983,098
      Sidel SA                               MY         70,000      8,442,840
================================================================================
                                                                   85,867,431
10.15 GERMANY
      DaimlerChrysler AG Registered Shrs(a)  AM        115,625     11,431,855
      EM.TV & Merchandising AG               BR         14,500     13,730,195
      HypoVereinsbank                        BK         90,000      5,875,074
      Mannesmann AG                          MY        100,000     13,182,680
      MobilCom AG                            TC         60,735     15,408,980
================================================================================
                                                                   59,628,784
0.65  GREECE
      Panafon Hellanic Telecom SA(a)         TC         42,572      1,137,008
      STET Hellas Telecommunications SA ADR
        Representing Ord Shrs(a)             TL        100,000      2,700,000
================================================================================
                                                                    3,837,008
3.41  IRELAND
      Bank of Ireland PLC                    BK        400,000      8,005,417
      CBT Group PLC Sponsored ADR
        Representing Ord Shrs(a)             CO        300,000      4,650,000

                                                     SHARES OR
                                       INDUSTRY      PRINCIPAL
%     DESCRIPTION                          CODE         AMOUNT          VALUE
--------------------------------------------------------------------------------
      Esat Telecom Group PLC Sponsored
        ADR Representing 2 Ord Shrs(a)       TL        151,400    $ 7,399,675
================================================================================
                                                                   20,055,092
5.00  ITALY
      Assicurazioni Generali                 IN        200,000      7,797,460
      Autogrill SpA                          RS        900,000      8,265,096
      Telecom Italia Mobile SpA Savings Shrs TC      1,700,000      5,701,562
      Unicredito Italiano SpA                BK      1,500,000      7,617,600
================================================================================
                                                                   29,381,718
0.74  LUXEMBOURG
      Safra Republic Holdings SA             IV        100,000      4,350,000
================================================================================
7.31  NETHERLANDS
      Equant NV(a)                           CO        150,000     13,632,330
      ING Groep NV                           BK         50,000      3,084,070
      Koninklijke Numico NV                  FD        200,000      7,532,960
      TNT Post Group NV                      AF        498,956     13,461,334
      Wolters Kluwer NV                      PB        120,000      5,230,752
================================================================================
                                                                   42,941,446
2.79  NORWAY
      Tomra Systems A/S A                    PC        411,398     16,378,781
================================================================================
1.38  PORTUGAL
      Banco Comercial Portugues SA
        Registered Shrs                      BK        219,497      6,198,161
      M Accoes Portugal Closed End Fund(a)   IV         90,000      1,940,584
================================================================================
                                                                    8,138,745
8.27  SPAIN
      Argentaria Caja Postal y Banco
        Hipotecario de Espana SA
        Registered Shrs                      BK        300,000      7,065,324
      Banco Santander Central Hispano SA
        Registered Shrs                      BK        450,000      9,788,616
      Tabacalera SA Series A Shrs            TO        450,000      8,774,523
      Telefonica SA                          TN        216,127     10,141,176
      Telefonica SA Bonus Rights(a)          TN        216,127        201,223
      TelePizza SA(a)                        RS      1,990,000     12,632,520
================================================================================
                                                                   48,603,382
6.00  SWEDEN
      Assa Abloy AB Series B Shrs            MG        208,190      9,108,777
      Securitas AB Series B Shrs             SV        402,500      5,981,750
      Skandia Forsakrings AB                 IN        700,000     13,565,569
      Telefonaktiebolaget LM Ericsson
        Series B Shrs                        CM        250,000      6,583,640
================================================================================
                                                                   35,239,736
5.41  SWITZERLAND
      Adecco SA Bearer Shrs                  SV         10,757      5,433,257
      Novartis AG Registered Shrs            HD          3,500      5,133,333
      Roche Holding AG Non-Voting Shrs       HD            100      1,178,325

                                                     SHARES OR
                                       INDUSTRY      PRINCIPAL
%     DESCRIPTION                          CODE         AMOUNT          VALUE
--------------------------------------------------------------------------------
      Swiss Bank Warrants (Exp 2001)(a)      BK        400,000   $  3,087,028
      Swisscom AG Registered Shrs(a)         TN         10,000      3,678,161
      UBS AG Registered Shrs                 BK         20,000      6,804,598
      Zurich Allied AG Registered Shrs       IN         10,000      6,456,486
================================================================================
                                                                   31,771,188
22.43 UNITED KINGDOM
      Arsenal Football Club PLC(a)           ET            226        800,542
      AstraZeneca Group PLC                  HD         90,000      3,525,636
      BP Amoco PLC                           OG        350,000      6,644,078
      COLT Telecom Group PLC(a)              TN        300,000      5,607,978
      Compass Group PLC                      SV        900,000      9,230,703
      Cortecs PLC(a)                         HD        231,554         82,022
      Energis PLC(a)                         TN         50,000      1,794,448
      General Electric PLC                   MG         24,000        254,460
      Glaxo Wellcome PLC                     HD         70,000      2,071,555
      Manchester United PLC                  ET      3,000,000      9,515,691
      Misys PLC                              CO        885,710      8,321,187
      National Westminster Bank PLC          BK        450,000     10,846,439
      Orange PLC(a)                          TC      1,003,571     13,670,088
      Prudential Corp PLC                    IN        500,000      7,136,768
      Sage Group PLC                         CO        450,000     15,215,445
      SEMA Group PLC                         CO        853,712      8,261,116
      SmithKline Beecham PLC                 HD        500,000      6,617,511
      Tottenham Hotspur PLC                  ET        500,000        515,232
      Unilever PLC                           HP        350,000      3,105,078
      Vodafone Group PLC                     TC      1,010,000     18,620,002
================================================================================
                                                                  131,835,979
0.18  UNITED STATES
      OXiGENE Inc(a)                         HD        100,000      1,037,500
================================================================================
      TOTAL COMMON STOCKS, RIGHTS & WARRANTS (Cost $456,109,238)  556,444,872
================================================================================
5.31  PREFERRED STOCKS
5.31  GERMANY
      Fresenius AG, Non-Voting Pfd           HC         31,279      5,460,375
      Marschollek, Lautenschlaeger und
        Partner AG Non-Voting Pfd            IN         10,600      5,943,844
      Porsche AG, Non-Voting Pfd             AM          3,500      8,516,900
      SAP AG, Non-Voting Pfd                 CO         30,000     11,267,700
================================================================================
      TOTAL PREFERRED STOCKS (Cost $28,408,038)                    31,188,819
================================================================================
100.00  TOTAL INVESTMENT SECURITIES AT VALUE
        (Cost $484,517,276)
        (Cost for Income Tax Purposes $486,378,191)             $ 587,633,691
================================================================================

                                                     SHARES OR
                                       INDUSTRY      PRINCIPAL
%     DESCRIPTION                          CODE         AMOUNT          VALUE
--------------------------------------------------------------------------------
INTERNATIONAL BLUE CHIP FUND
89.85 COMMON STOCKS
1.39  ARGENTINA
      Yacimientos Petroliferos Fiscades
        SA Sponsored ADR Representing
        Class D Shrs                         OG         8,000     $   336,000
================================================================================
5.77  AUSTRALIA
      National Australia Bank Ltd            BK        30,000         584,987
      News Corp Ltd                          PB        45,000         377,716
      Rio Tinto Ltd                          GP        25,594         431,726
================================================================================
                                                                    1,394,429
2.86  DENMARK
      Den Danske Bank Group                  BK         6,000         692,426
================================================================================
8.51  FRANCE
      AXA Sponsored ADR Representing
        1/2 Shr                              IN         6,000         383,625
      Credit Commercial de France            BK         4,000         423,200
      Elf Aquitaine SA Sponsored ADR
        Representing 1/2 Ord Shr             OG         4,000         312,500
      Groupe Danone                          FD         1,500         401,511
      Societe Generale Series A Shrs         BK         3,000         537,676
================================================================================
                                                                    2,058,512
8.22  GERMANY
      BASF AG                                CH         9,000         394,687
      Bayer AG                               CH        10,000         425,316
      DaimlerChrysler AG Registered Shrs(a)  AM         4,000         392,750
      Deutsche Bank AG                       BK         6,000         349,140
      Deutsche Telekom AG Sponsored ADR
        Representing Ord Shrs                TL        11,000         426,250
================================================================================
                                                                    1,988,143
6.27  ITALY
      Ente Nazionale Idrocarburi SpA         OG        40,000         263,654
      San Paolo-IMI SpA Sponsored ADR
        Representing 2 Ord Shrs(a)           BK        16,000         482,000
      Telecom Italia Mobile SpA Savings Shrs TC        40,000         238,685
      Telecom Italia SpA Sponsored ADR
        Representing 10 Ord Shrs             TN         5,000         530,938
================================================================================
                                                                    1,515,277
14.12 JAPAN
      Canon Inc Sponsored ADR Representing
        Ord Shrs                             OE        18,000         436,500
      Daiichi Pharmaceutical Ltd             HD        15,000         243,790
      Fuji Photo Film                        PI        10,000         377,833
      Hitachi Ltd Sponsored ADR Representing
        10 Shrs                              EE         4,000         292,000
      Honda Motor Ltd Sponsored ADR
        Representing 2 Ord Shrs              AM         4,000         353,500
      Kirin Brewery Ltd                      BV        20,000         226,197

                                                     SHARES OR
                                       INDUSTRY      PRINCIPAL
%     DESCRIPTION                          CODE         AMOUNT          VALUE
--------------------------------------------------------------------------------
      Kyocera Corp                           EL          6,000    $   356,386
      Murata Manufacturing Ltd               EE          4,000        228,878
      Nintendo Co Ltd                        TY          3,000        279,730
      Sony Corp Sponsored ADR Representing
        Ord Shrs                             ET          4,000        370,000
      Takefuji Corp                          CF          3,000        248,817
================================================================================
                                                                    3,413,631
8.27  NETHERLANDS
      ABN AMRO Holding NV Sponsored ADR
        Representing Ord Shrs                BK         15,000        351,563
      ING Groep NV                           IN         10,000        616,814
      Koninklijke Philips Electronics NV
        New York Registered Shrs
        Representing Ord Shrs                HP          6,000        512,250
      Unilever NV New York Registered Shrs   FD          8,000        519,500
================================================================================
                                                                    2,000,127
1.75  PORTUGAL
      Portugal Telecom SA Sponsored ADR
        Representing Ord Shrs                TN         10,000        421,875
================================================================================
6.21  SPAIN
      Banco Popular Espanol SA               BK          7,000        496,202
      Endesa SA                              EU         20,000        445,206
      Repsol SA Sponsored ADR Representing
        Ord Shrs                             OG         34,000        561,000
================================================================================
                                                                    1,502,408
4.38  SWITZERLAND
      Nestle SA Registered Shrs              FD            275        509,901
      Novartis AG Registered Shrs            HD            375        550,000
================================================================================
                                                                    1,059,901
20.67 UNITED KINGDOM
      Associated British Foods PLC           FD         45,000        331,298
      AstraZeneca Group PLC Sponsored ADR
        Representing Ord Shrs                HD         12,612        495,021
      British Airways PLC Sponsored ADR
        Representing 10 Ord Shrs             AR          5,000        396,250
      British Telecommunications PLC
        Sponsored ADR Representing
        10 Ord Shrs                          TN          3,000        503,250
      Carlton Communications PLC             BR         50,000        486,653
      Glaxo Wellcome PLC Sponsored ADR
        Representing 2 Ord Shrs              HD          6,000        349,500
      HSBC Holdings PLC                      BK         15,000        564,662
      Marks & Spencer PLC                    RT         65,000        444,267
      PowerGen PLC                           EU         30,000        329,426
      Scottish Power PLC                     EU         30,000        247,794
      Shell Transport & Trading PLC
        Sponsored ADR Representing 6
        Ord Shrs                             OG         10,000        454,375

                                                     SHARES OR
                                       INDUSTRY      PRINCIPAL
%     DESCRIPTION                          CODE         AMOUNT          VALUE
--------------------------------------------------------------------------------
      SmithKline Beecham PLC
        Sponsored ADR Representing
        5 Ord Shrs                           HD          6,000    $   394,125
================================================================================
                                                                    4,996,621
1.43  UNITED STATES
      British Steel PLC Sponsored ADR
        Representing 10 Ord Shrs             IS         15,000        346,875
================================================================================
      TOTAL COMMON STOCKS (Cost $20,377,648)                       21,726,225
================================================================================
1.30  PREFERRED STOCKS
1.30  GERMANY
      SAP AG Sponsored ADR Representing
        1/12 Pfd Shr (Cost $309,252)         CO         10,000        313,750
================================================================================
8.85  SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
8.85  UNITED STATES
      Repurchase  Agreement  with State
        Street dated  4/30/1999  due
        5/3/1999 at 4.820%,  repurchased
        at $2,140,860 (Collateralized by
        US Treasury Bonds, due 8/15/2013
        at 12.000%, value $2,180,529)
        (Cost $2,140,000)                    RA     $2,140,000      2,140,000
================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $22,826,900)
       (Cost for Income Tax Purposes
         $23,451,041)                                             $24,179,975
================================================================================

PACIFIC BASIN FUND
100.00 COMMON STOCKS
15.40 AUSTRALIA
      AMP Ltd                                IN         90,000    $ 1,052,858
      Australia & New Zealand Banking
        Group Ltd                            BK        130,000      1,031,383
      Brambles Industries Ltd                SV         50,000      1,471,582
      Broken Hill Proprietary Ltd            IS        100,000      1,132,327
      Lend Lease Ltd                         FN         71,743        968,762
      National Australia Bank Ltd            BK        100,000      1,949,958
      Rio Tinto Ltd                          GP         42,485        716,648
      TABCORP Holdings Ltd                   GM        150,000      1,221,872
      Telstra Corp Ltd                       TN        240,000      1,304,390
      WMC Ltd                                GP        200,000        865,617
================================================================================
                                                                   11,715,397
6.61  HONG KONG
      CLP Holdings Ltd                       EU         90,000        483,066
      Cheung Kong Holdings Ltd               RL        130,000      1,182,504
      COSCO Pacific Ltd                      SV        900,000        609,638
      Hong Kong Telecommunications Ltd       TL        200,000        538,030
      Hutchison Whampoa Ltd                  CG        130,000      1,165,731
      New World Development Ltd              RL        200,000        495,452
      Shanghai Industrial Holdings Ltd       MG        250,000        554,803
================================================================================
                                                                    5,029,224

                                                     SHARES OR
                                       INDUSTRY      PRINCIPAL
%     DESCRIPTION                          CODE         AMOUNT          VALUE
--------------------------------------------------------------------------------
67.60 JAPAN
      Bank of Tokyo-Mitsubishi Ltd           BK            500    $     7,381
      Bridgestone Corp                       AP         84,000      2,251,916
      Canon Inc                              OE         61,000      1,492,230
      Fujitsu Ltd(c)                         CO        188,000      3,220,877
      Ito-Yokado Ltd                         RT         30,000      1,842,248
      Jafco Co Ltd                           CF         20,000      1,001,969
      Kao Corp(c)                            PL         61,000      1,548,444
      Kitagawa Industries Ltd                MG             25            269
      Matsushita Electric Industrial Ltd     EL         25,000        475,432
      Matsushita-Kotobuki Electronics
        Industries Ltd                       EL         87,00       1,931,471
      Moshi Moshi Hotline(c)                 SV        15,000         854,522
      Murata Manufacturing Ltd               EE        14,000         801,072
      Mycal Card                             CF        16,510         590,606
      NTT Mobile Communication Network(c)    TC            61       3,577,263
      Nintendo Co Ltd                        TY         3,700         345,001
      Nippon Telegraph & Telephone           TL           218       2,374,230
      Nissin Food Products Ltd               FD        45,000         987,727
      Orix Corp                              FN        21,000       1,690,697
      Rock Field Ltd                         DB        13,200         285,310
      Rohm Co Ltd                            EL         7,000         844,469
      Roland Corp                            LT        15,500         437,607
      Secom Co Ltd                           EL        28,000       2,735,140
      Sekisui Chemical Ltd                   CH       127,000         849,043
      Seven-Eleven Japan Ltd                 RT        21,000       1,792,737
      Shiseido Co Ltd                        PL        91,000       1,433,251
      Shohkoh Fund & Co Ltd                  FN         4,750       2,785,574
      Sony Corp                              EL        10,400         971,474
      TDK Corp                               CO        18,000       1,361,706
      Taisho Pharmaceutical Ltd              HD        64,000       1,967,746
      Takeda Chemical Industries Ltd         HD        86,000       3,739,287
      Tokyo Electron Ltd                     ES        10,000         569,681
      Toshiba Corp                           ES       288,000       1,930,214
      Toyota Motor(c)                        AM        71,000       2,016,420
      Uny Co Ltd                             RT        18,000         286,516
      Wacoal Corp                            TA        88,000         951,032
      Yamanouchi Pharmaceutical Ltd          HD        46,000       1,456,708
================================================================================
                                                                   51,407,270
1.81  MALAYSIA
      Malayan Banking Berhad                 BK       120,000         255,158
      Tanjong PLC                            GM       220,000         368,210
      YTL Corp Berhad                        CG       550,000         752,632
================================================================================
                                                                    1,376,000
0.91  NEW ZEALAND
      Telecom Corp of New Zealand Ltd        TN       133,000         692,169
================================================================================

                                      SHARES OR
                                       INDUSTRY      PRINCIPAL
%     DESCRIPTION                          CODE         AMOUNT          VALUE
--------------------------------------------------------------------------------
5.96  SINGAPORE
      City Developments Ltd                  RL        160,000    $ 1,067,611
      DBS Land Ltd                           RL        350,000        648,952
      Development Bank of Singapore
        Ltd Foreign Shrs                     BK         85,000        903,454
      Keppel Land Ltd                        BD        164,000        274,060
      Oversea-Chinese Banking Ltd
        Foreign Shrs                         BK        125,000      1,173,605
      Singapore Press Holdings Ltd           PB         31,500        465,013
================================================================================
                                                                    4,532,695
1.71  UNITED KINGDOM
      HSBC Holdings PLC                      BK         34,916      1,297,440
================================================================================
100.00  TOTAL INVESTMENT SECURITIES AT VALUE
        (Cost $63,392,970)
        (Cost for Income Tax Purposes
        $64,026,236)                                              $76,050,195
================================================================================

(a)   Security is non-income producing.

(b) Securities aquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(c) Security has been designated as collateral for foward foreign currency contracts.

FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

OPEN AT APRIL 30, 1999:


                                CURRENCY           CURRENCY         UNREALIZED
CURRENCY/VALUE DATE           UNITS SOLD        VALUE (US$)               GAIN
--------------------------------------------------------------------------------
PACIFIC BASIN FUND
Japanese Yen 6/17/1999     $ 850,000,000        $ 7,749,392       $    291,289
================================================================================

SUMMARY OF INVESTMENTS BY INDUSTRY
--------------------------------------------------------------------------------
                                                     % OF
                              INDUSTRY         INVESTMENT
INDUSTRY                          CODE         SECURITIES               VALUE
--------------------------------------------------------------------------------
EUROPEAN FUND
Air Freight                         AF               2.29 %   $    13,461,334
Automobiles                         AM               4.53          26,592,995
Banks                               BK              11.64          68,372,327
Broadcasting                        BR               2.34          13,730,195
Communications-- Equipment &
  Manufacturing                     CM               4.01          23,563,482
Computer Related                    CO              14.11          82,896,215
Engineering & Construction          EC               1.82          10,712,250
Entertainment                       ET               1.84          10,831,465
Foods                               FD               2.14          12,566,395
Health Care Drugs-- Pharmaceuticals HD               5.21          30,628,980
Health Care Related                 HC               0.93           5,460,375
Household Products                  HP               0.53           3,105,078
Insurance                           IN               8.61          50,596,697
Investment Bank/Broker Firm         IV               1.07           6,290,584
Machinery                           MY               3.68          21,625,520
Manufacturing                       MG               1.59           9,363,237
Oil & Gas Related                   OG               1.13           6,644,078
Pollution Control                   PC               2.79          16,378,781
Publishing                          PB               0.89           5,230,752
Restaurants                         RS               3.56          20,897,616
Retail                              RT               3.57          20,964,270
Services                            SV               3.51          20,645,710
Telecommunications-- Cellular &
  Wireless                          TC               9.28          54,537,640
Telecommunications-- Long Distance  TL               2.54          14,952,721
Telephone                           TN               4.90          28,810,471
Tobacco                             TO               1.49           8,774,523
================================================================================
                                                   100.00 %    $  587,633,691
================================================================================

INTERNATIONAL BLUE CHIP FUND
Airlines                            AR               1.64 %    $      396,250
Automobiles                         AM               3.09             746,250
Banks                               BK              18.54           4,481,856
Beverages                           BV               0.94             226,197
Broadcasting                        BR               2.01             486,653
Chemicals                           CH               3.39             820,003
Computer Related                    CO               1.30             313,750
Consumer Finance                    CF               1.03             248,817
Electric Utilities                  EU               4.23           1,022,426
Electrical Equipment                EE               2.15             520,878
Electronics                         EL               1.47             356,386
Entertainment                       ET               1.53             370,000
Foods                               FD               7.29           1,762,210
Gold & Precious Metals Mining       GP               1.78             431,726
Health Care Drugs-- Pharmaceuticals HD               8.41           2,032,436
Household Products                  HP               2.12             512,250
Insurance                           IN               4.14           1,000,439
Iron & Steel                        IS               1.43             346,875
Office Equipment & Supplies         OE               1.80             436,500
Oil & Gas Related                   OG               7.97           1,927,529
Photography & Imaging               PI               1.56             377,833
Publishing                          PB               1.56             377,716

--------------------------------------------------------------------------------
                                                     % OF
                              INDUSTRY         INVESTMENT
INDUSTRY                          CODE         SECURITIES              VALUE
--------------------------------------------------------------------------------
INTERNATIONAL BLUE CHIP FUND
  (CONTINUED)
Repurchase Agreements               RA               8.85 %  $     2,140,000
Retail                              RT               1.84            444,267
Telecommunications-- Cellular
  & Wireless                        TC               0.99            238,685
Telecommunications-- Long Distance  TL               1.76            426,250
Telephone                           TN               6.02          1,456,063
Toys                                TY               1.16            279,730
================================================================================
                                                   100.00 %  $    24,179,975
================================================================================

PACIFIC BASIN FUND
Auto Parts                          AP               2.96 %  $     2,251,916
Automobiles                         AM               2.65          2,016,420
Banks                               BK               8.70          6,618,379
Building Materials                  BD               0.36            274,060
Chemicals                           CH               1.12            849,043
Computer Related                    CO               6.03          4,582,583
Conglomerates                       CG               2.52          1,918,363
Consumer Finance                    CF               2.09          1,592,575
Distribution                        DB               0.38            285,310
Electric Utilities                  EU               0.64            483,066
Electrical Equipment                EE               1.05            801,072
Electronics                         EL               9.15          6,957,986
Electronics-- Semiconductor         ES               3.29          2,499,895
Financial                           FN               7.16          5,445,033
Foods                               FD               1.30            987,727
Gaming                              GM               2.09          1,590,082
Gold & Precious Metals Mining       GP               2.08          1,582,265
Health Care Drugs-- Pharmaceuticals HD               9.42          7,163,741
Insurance                           IN               1.38          1,052,858
Iron & Steel                        IS               1.49          1,132,327
Leisure Time                        LT               0.58            437,607
Manufacturing                       MG               0.73            555,072
Office Equipment & Supplies         OE               1.96          1,492,230
Personal Care                       PL               3.92          2,981,695
Publishing                          PB               0.61            465,013
Real Estate Related                 RL               4.46          3,394,519
Retail                              RT               5.16          3,921,501
Services                            SV               3.86          2,935,742
Telecommunications-- Cellular &
  Wireless                          TC               4.70          3,577,263
Telecommunications-- Long Distance  TL               3.83          2,912,260
Telephone                           TN               2.63          1,996,559
Textile-- Apparel Manufacturing     TA               1.25            951,032
Toys                                TY               0.45            345,001
================================================================================
                                                   100.00 %  $    76,050,195
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

INVESCO INTERNATIONAL FUNDS, INC.
APRIL 30, 1999

UNAUDITED
                                                              INTERNATIONAL
                                        EUROPEAN                  BLUE CHIP
                                            FUND                       FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                      $  484,517,276               $ 22,826,900
================================================================================
  At Value(a)                     $  587,633,691               $ 24,179,975
Cash                                           0                      9,752
Foreign Currency (Cost $0 and
  $187,609, respectively)                      0                    187,595
Receivables:
  Investment Securities Sold          42,469,625                          0
  Fund Shares Sold                     8,358,285                    202,884
  Dividends and Interest               1,096,282                     74,906
Prepaid Expenses and Other Assets        101,585                     61,691
================================================================================
TOTAL ASSETS                         639,659,468                 24,716,803
================================================================================
LIABILITIES
Payables:
  Custodian                              974,319                          0
  Foreign Sub-Custodian (Cost
  $5,375,297 and $0, respectively)     5,325,490                          0
  Investment Securities Purchased     22,033,643                  3,179,685
  Fund Shares Repurchased             12,822,596                  2,156,155
Depreciation on Forward Foreign
  Currency Contracts                      34,504                          0
Borrowings on Line of Credit          30,000,000                          0
Accrued Distribution Expenses            132,651                      4,803
Accrued Expenses and Other Payables      134,616                      1,003
================================================================================
TOTAL LIABILITIES                     71,457,819                  5,341,646
================================================================================
NET ASSETS AT VALUE               $  568,201,649               $ 19,375,157
================================================================================
NET ASSETS
Paid-in Capital(b)                $  452,416,397               $ 18,650,026
Accumulated Undistributed Net
  Investment Income (Loss)            (1,501,114)                    33,323
Accumulated Undistributed Net
  Realized Gain (Loss) on
  Investment Securities and Foreign
  Currency Transactions               14,169,208                   (665,480)
Net Appreciation of Investment
  Securities and Foreign
  Currency Transactions              103,117,158                  1,357,288
================================================================================
NET ASSETS AT VALUE               $  568,201,649               $ 19,375,157
================================================================================
Shares Outstanding                    33,846,499                  1,830,311
NET ASSET VALUE, Offering and
  Redemption Price per Share      $        16.79               $      10.59
================================================================================
(a) Investment securities at cost and value at April 30, 1999 include a repurchase agreement of $2,140,000 for International Blue Chip Fund.

(b) The Fund has 800 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund.

See Notes to Financial Statements

--------------------------------------------------------------------------------

INVESCO INTERNATIONAL FUNDS, INC.
APRIL 30, 1999

UNAUDITED
                                                                    PACIFIC
                                                                      BASIN
                                                                       FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost                                                      $ 63,392,970
================================================================================
  At Value                                                     $ 76,050,195
Foreign Currency (Cost $0 and $723,946, respectively)               723,889
Receivables:
  Fund Shares Sold                                                1,694,523
  Dividends and Interest                                            137,443
Appreciation on Forward Foreign Currency Contracts                  291,242
Prepaid Expenses and Other Assets                                   210,126
================================================================================
TOTAL ASSETS                                                     79,107,418
================================================================================
LIABILITIES
Payables:
  Custodian                                                       4,957,280
  Investment Securities Purchased                                   812,337
  Fund Shares Repurchased                                         1,290,670
Borrowings on Line of Credit                                      6,500,000
Accrued Distribution Expenses                                        14,943
Accrued Expenses and Other Payables                                  34,158
================================================================================
TOTAL LIABILITIES                                                13,609,388
================================================================================
NET ASSETS AT VALUE                                            $ 65,498,030
================================================================================
NET ASSETS
Paid-in Capital(a)                                             $ 76,407,677
Accumulated Undistributed Net Investment Loss                      (195,400)
Accumulated Undistributed Net Realized Loss on Investment
  Securities and Foreign Currency Transactions                  (23,663,810)
Net Appreciation of Investment Securities and Foreign
  Currency Transactions                                          12,949,563
================================================================================
NET ASSETS AT VALUE                                            $ 65,498,030
================================================================================
Shares Outstanding                                                8,100,111
NET ASSET VALUE, Offering and Redemption
  Price per Share                                              $       8.09
================================================================================

(a) The Fund has 800 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund.

See Notes to Financial Statements

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

INVESCO INTERNATIONAL FUNDS, INC.
SIX MONTHS ENDED APRIL 30, 1999

UNAUDITED
                                                              INTERNATIONAL
                                        EUROPEAN                  BLUE CHIP
                                            FUND                       FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                            $ 3,208,120               $    152,892
Interest                                 560,526                     31,912
  Foreign Taxes Withheld                (422,623)                   (17,290)
================================================================================
  TOTAL INCOME                         3,346,023                    167,514
================================================================================
EXPENSES
Investment Advisory Fees               2,481,477                     50,716
Distribution Expenses                    895,396                     16,905
Transfer Agent Fees                      836,816                     17,051
Administrative Fees                       58,724                      6,014
Custodian Fees and Expenses              444,097                     12,764
Directors' Fees and Expenses              18,838                        684
Professional Fees and Expenses            27,105                      9,563
Registration Fees and Expenses            59,628                     23,318
Reports to Shareholders                  169,617                      5,615
Other Expenses                           290,242                      1,580
================================================================================
  TOTAL EXPENSES                       5,281,940                    144,210
  Fees and Expenses Absorbed by
    Investment Adviser                         0                     (1,138)
  Fees and Expenses Paid Indirectly     (265,119)                    (6,709)
================================================================================
     NET EXPENSES                      5,016,821                    136,363
================================================================================
NET INVESTMENT INCOME (LOSS)          (1,670,798)                    31,151
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities               25,404,825                   (439,420)
  Foreign Currency Transactions       (9,314,664)                  (226,060)
================================================================================
     Total Net Realized Gain (Loss)   16,090,161                   (665,480)
================================================================================
Change in Net Appreciation
  (Depreciation) of:
  Investment Securities               71,237,758                  1,744,436
  Foreign Currency Transactions      (42,143,161)                  (394,348)
================================================================================
     Total Net Appreciation           29,094,597                  1,350,088
================================================================================
NET GAIN ON INVESTMENT SECURITIES AND
  FOREIGN CURRENCY TRANSACTIONS       45,184,758                    684,608
================================================================================
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                         $43,513,960               $    715,759
================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------

INVESCO INTERNATIONAL FUNDS, INC.
SIX MONTHS ENDED APRIL 30, 1999

UNAUDITED
                                                                    PACIFIC
                                                                      BASIN
                                                                       FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                      $    341,162
Interest                                                            120,205
  Foreign Taxes Withheld                                            (22,696)
================================================================================
  TOTAL INCOME                                                      438,671
================================================================================
EXPENSES
Investment Advisory Fees                                            197,074
Distribution Expenses                                                65,691
Transfer Agent Fees                                                 231,682
Administrative Fees                                                   8,916
Custodian Fees and Expenses                                          49,624
Directors' Fees and Expenses                                          5,248
Professional Fees and Expenses                                       14,003
Registration Fees and Expenses                                       33,984
Reports to Shareholders                                              65,073
Other Expenses                                                       23,432
================================================================================
  TOTAL EXPENSES                                                    694,727
  Fees and Expenses Absorbed by Investment Adviser                 (134,681)
  Fees and Expenses Paid Indirectly                                 (29,369)
================================================================================
     NET EXPENSES                                                   530,677
================================================================================
NET INVESTMENT LOSS                                                 (92,006)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Loss on:
  Investment Securities                                          (2,400,970)
  Foreign Currency Transactions                                    (804,809)
================================================================================
     Total Net Realized Loss                                     (3,205,779)
================================================================================
Change in Net Appreciation of:
  Investment Securities                                          17,042,856
  Foreign Currency Transactions                                   1,103,670
================================================================================
     Total Net Appreciation                                      18,146,526
================================================================================
NET GAIN ON INVESTMENT SECURITIES AND
  FOREIGN CURRENCY TRANSACTIONS                                  14,940,747
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                   $   14,848,741
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

EUROPEAN FUND
                                            SIX MONTHS                    YEAR
                                                 ENDED                   ENDED
                                              APRIL 30              OCTOBER 31
--------------------------------------------------------------------------------
                                                  1999                    1998
                                             UNAUDITED

OPERATIONS
Net Investment Income (Loss)         $      (1,670,798)          $   1,263,965

Net Realized Gain on Investment
  Securities and Foreign Currency
  Transactions                              16,090,161              58,673,849

Change in Net Appreciation of Investment
  Securities and Foreign Currency
  Transactions                              29,094,597              20,880,367
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS  43,513,960              80,818,181
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS

Net Investment Income                                0              (1,807,826)
In Excess of Net Investment Income                   0                 (16,166)
Net Realized Gain on Investment Securities
  and Foreign Currency Transactions        (60,299,435)            (58,987,304)
================================================================================
TOTAL DISTRIBUTIONS                        (60,299,435)            (60,811,296)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares            2,001,493,871           2,657,190,380
Reinvestment of Distributions               57,984,880              56,473,483
================================================================================
                                         2,059,478,751           2,713,663,863
Amounts Paid for Repurchases of Shares  (2,146,637,396)         (2,386,344,289)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS             (87,158,645)            327,319,574
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS   (103,944,120)            347,326,459
NET ASSETS
Beginning of Period                        672,145,769             324,819,310
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income
  (Loss) of ($1,501,114) and
  $169,684, respectively)            $     568,201,649           $ 672,145,769
================================================================================

      ---------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                112,005,974             144,625,579
Shares Issued from Reinvestment of
  Distributions                              3,441,239               3,870,367
================================================================================
                                           115,447,213             148,495,946
Shares Repurchased                        (119,751,259)           (129,075,181)
================================================================================
NET INCREASE (DECREASE) IN FUND SHARES      (4,304,046)             19,420,765
================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------

INTERNATIONAL BLUE CHIP FUND
                                            SIX MONTHS                  PERIOD
                                                 ENDED                   ENDED
                                              APRIL 30              OCTOBER 31
--------------------------------------------------------------------------------
                                                  1999                    1998
                                             UNAUDITED                (Note 1)

OPERATIONS
Net Investment Income                      $    31,151           $       2,172
Net Realized Loss on Investment Securities
  and Foreign Currency Transactions           (665,480)                      0
Change in Net Appreciation of Investment
  Securities and Foreign Currency
  Transactions                               1,350,088                   7,200
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS     715,759                   9,372
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares               61,539,846               6,281,511
Amounts Paid for Repurchases of Shares     (49,167,697)                 (3,634)
================================================================================
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                   12,372,149               6,277,877
================================================================================
TOTAL INCREASE IN NET ASSETS                13,087,908               6,287,249
NET ASSETS
Beginning of Period                          6,287,249                       0
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income
  of $33,323 and $2,172, respectively)     $19,375,157           $   6,287,249
================================================================================

     ----------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                  5,891,072                 627,880
Shares Repurchased                          (4,688,278)                   (363)
================================================================================
NET INCREASE IN FUND SHARES                  1,202,794                 627,517
================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------

PACIFIC BASIN FUND
                                            SIX MONTHS                    YEAR
                                                 ENDED                   ENDED
                                              APRIL 30              OCTOBER 31
--------------------------------------------------------------------------------
                                                  1999                    1998
                                             UNAUDITED

OPERATIONS
Net Investment Income (Loss)            $      (92,006)          $     121,093
Net Realized Loss on Investment
  Securities and Foreign Currency
  Transactions                              (3,205,779)            (19,918,269)
Change in Net Appreciation of Investment
  Securities and Foreign Currency
  Transactions                              18,146,526               7,204,445
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                           14,848,741             (12,592,731)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                         (336,736)               (645,743)
In Excess of Net Investment Income                   0                 (21,009)
In Excess of Net Realized Gain on
  Investment Securities and Foreign
  Currency Transactions                              0              (1,134,104)
================================================================================
TOTAL DISTRIBUTIONS                           (336,736)             (1,800,856)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares              425,716,653             396,569,871
Reinvestment of Distributions                  318,350               1,722,714
================================================================================
                                           426,035,003             398,292,585
Amounts Paid for Repurchases of Shares    (420,117,418)           (402,773,585)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS               5,917,585              (4,481,000)
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS     20,429,590             (18,874,587)
NET ASSETS
Beginning of Period                         45,068,440              63,943,027
================================================================================
End of Period (Including Accumulated
  Undistributed  (Distributions in
  Excess of) Net  Investment  Income
  (Loss)  of ($195,400)  and  $233,342,
  respectively)                         $   65,498,030          $   45,068,440
================================================================================

           ----------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                 58,370,083              52,503,576
Shares Issued from Reinvestment of
  Distributions                                 44,812                 208,312
================================================================================
                                            58,414,895              52,711,888
Shares Repurchased                         (57,048,430)            (52,543,507)
================================================================================
NET INCREASE IN FUND SHARES                  1,366,465                 168,381
================================================================================

See Notes to Financial Statements

INVESCO NOTES TO FINANCIAL STATEMENTS -- INVESCO INTERNATIONAL
                                         FUNDS, INC.
--------------------------------------------------------------------------------

UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO International Funds, Inc. (the "Fund") is incorporated in Maryland and presently consists of three separate Funds: European Fund, International Blue Chip Fund and Pacific Basin Fund. The investment objectives are: to seek capital appreciation through investments in designated geographical sectors for European and Pacific Basin Funds and to seek a high total return through capital appreciation and current income by investing in foreign companies for International Blue Chip Fund. International Blue Chip Fund commenced investment operations on October 28, 1998. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

On February 3, 1999, the board of directors of the Fund approved the liquidation of Emerging Markets Fund and effective May 21, 1999, Emerging Markets Fund liquidated its assets and closed the Fund. On May 20, 1999, shareholders of European, International Blue Chip and International Growth Funds, and on May 28, 1999, shareholders of Pacific Basin Fund approved an Agreement and Plan of Reorganization and Termination, in which the following Funds will merge: INVESCO Specialty Funds, Inc. - European Small Company Fund ("Target Fund") into European Fund ("Surviving Fund"); International Growth Fund ("Target Fund") into International Blue Chip Fund ("Surviving Fund") and INVESCO Specialty Funds, Inc. - Asian Growth Fund ("Target Fund") into Pacific Basin Fund ("Surviving Fund"), effective close of business on June 18, 1999. Shareholders of the Target Funds will become shareholders of the Surviving Funds and will receive shares of the Surviving Funds equal in number and in dollar value to the then current number and value of their shares in the Target Funds.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTs -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

On September 1, 1998, the Malaysian government introduced capital controls and imposed a fixed exchange rate for the Malaysian ringgit. The controls require that all Malaysian securities and currency be repatriated to Malaysia and impose significant restrictions on the movement of Malaysian securities and currency out of the country. These actions may pose significant liquidity issues and risks and may significantly affect the valuation of Malaysian securities and currency held by the Fund. The price of Malaysian securities have been discounted.

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of each Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. At October 31, 1998, the Pacific Basin Fund had $21,276,447, in net capital loss carryovers which expire in the year 2006.

To the extent future capital gains are offset by capital loss carryovers, such gains will not be distributed to shareholders.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

At April 30, 1999, the Fund had outstanding forward foreign currency contracts. Unrealized gain or loss on forward foreign currency contracts is calculated daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Forward foreign currency contracts held by the Fund are fully collateralized by other securities which are notated in the Statement of Investment Securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the forward foreign currency contract.

G. EXPENSES -- Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to each Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                            AVERAGE NET ASSETS
--------------------------------------------------------------------------------
                                                       $500
                       $0 to      $0 to   $350 to   Million      Over     Over
                        $350       $500      $700     to $1      $700       $1
Fund                 Million    Million   Million   Billion   Million  Billion
--------------------------------------------------------------------------------
European Fund          0.75%         --     0.65%        --     0.55%       --
International Blue
  Chip Fund*              --      0.75%        --     0.65%        --    0.55%
Pacific Basin Fund     0.75%         --     0.65%        --     0.55%       --

* Prior to May 13, 1999 the fee for International Blue Chip Fund was based on the annual rate of 0.75% of average net assets.

In accordance with a Sub-Advisory Agreement between IFG and INVESCO Asset Management Limited ("IAM"), an affiliate of IFG, investment decisions of European and Pacific Basin Funds are made by IAM. A separate Sub-Advisory Agreement between IFG and INVESCO Global Asset Management (N.A.) ("IGAM"), an affiliate of IFG, provides that investment decisions of International Blue Chip Fund are made by IGAM. Fees for such sub-advisory services are paid by IFG.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, to a maximum of 0.25% of annual average net assets. For the six months ended April 30, 1999, European, International Blue Chip and Pacific Basin Funds paid the Distributor $884,053, $12,161 and $59,677, respectively, under the plan of distribution.

IFG receives a transfer agent fee from each Fund at an annual rate of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Agreement, each Fund paid IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. Effective May 13, 1999, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets.

IFG has agreed to absorb certain fees and expenses incurred by European and Pacific Basin Funds. IFG and IGAM have agreed to absorb certain fees and expenses incurred by International Blue Chip Fund.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended April 30, 1999, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                            PURCHASES                SALES
--------------------------------------------------------------------------------
European Fund                               $ 386,077,395        $ 462,084,284
International Blue Chip Fund                   28,902,947           11,067,056
Pacific Basin Fund                             67,435,224           47,180,518

There were no purchases or sales of U.S. Government securities.

NOTE 4 -- APPRECIATION AND DEPRECIATION. At April 30, 1999, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Fund were as follows:

                              GROSS                 GROSS                  NET
FUND                   APPRECIATION          DEPRECIATION         APPRECIATION
--------------------------------------------------------------------------------
European Fund         $ 132,822,219          $ 31,566,719        $ 101,255,500
International Blue
  Chip Fund               1,730,474             1,001,540              728,934
Pacific Basin Fund       12,463,071               439,112           12,023,959

NOTE 5 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG, IDI, IAM or IGAM.

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 50% of the sum of the retainer fee at the time of retirement plus the annual meeting fee.

Pension expenses for the six months ended April 30, 1999, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                      UNFUNDED
                                 PENSION               ACCRUED          PENSION
FUND                            EXPENSES         PENSION COSTS        LIABILITY
--------------------------------------------------------------------------------
European Fund                 $    6,906            $   23,361       $   50,756
Pacific Basin Fund                   732                13,494           28,229

Pension expenses, unfunded accrued pension costs and pension liabilities were insignificant for International Blue Chip Fund.

The independent directors have contributed to a deferred fee agreement, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO or Treasurer's Series Trust Funds.

NOTE 6 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At April 30, 1999, European and Pacific Basin Funds had an outstanding line of credit at an interest rate of 5.130% and 5.310%, respectively. The amount of the borrowing and the related accrued interest are presented in the Statement of Assets and Liabilities. On May 13, 1999 and May 11, 1999, European and Pacific Basin Funds paid the line of credit in full, including interest. There were no such borrowings in any other Fund.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

EUROPEAN FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      SIX MONTHS
                           ENDED
                        APRIL 30                YEAR ENDED OCTOBER 31
--------------------------------------------------------------------------------
                            1999      1998      1997      1996     1995     1994
                       UNAUDITED
PER SHARE DATA
Net Asset Value --
  Beginning of Period     $17.62    $17.34    $15.85    $14.09   $12.95   $12.20
================================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income
  (Loss)                   (0.05)     0.04      0.07      0.05     0.23     0.16
Net Gains on Securities
  (Both Realized and
  Unrealized)               0.91      3.58      2.63      3.00     1.12     0.75
================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                0.86      3.62      2.70      3.05     1.35     0.91
================================================================================
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income(a)      0.00      0.06      0.07      0.08     0.21     0.16
Distributions from Capital
  Gains                     1.69      3.28      1.14      1.21     0.00     0.00
================================================================================
TOTAL DISTRIBUTIONS         1.69      3.34      1.21      1.29     0.21     0.16
================================================================================
Net Asset Value--
  End of Period           $16.79    $17.62    $17.34    $15.85   $14.09   $12.95
================================================================================

TOTAL RETURN               4.85%(b) 24.92%    18.07%    23.47%   10.42%    7.43%

RATIOS
Net Assets --
  End of Period
  ($000 Omitted)        $568,202  $672,146  $324,819  $300,588 $224,200 $349,842
Ratio of Expenses to
  Average Net Assets    0.73%(b)(c) 1.34%(c)  1.25%(c)  1.36%(c) 1.40%(c) 1.20%
Ratio of Net Investment
  Income(Loss) to Average
  Net Assets              (0.23%)(b) 0.24%     0.33%     0.37%    1.26%    1.28%
Portfolio Turnover Rate     56%(b)   102%       90%       91%      96%      70%

(a) Distributions in excess of net investment income for the year ended October 31, 1998, aggregated amounted to less than $0.01 on a per share basis.

(b)  Based  on  operations  for  the  period  shown  and,  accordingly,   are
     not representative of a full year.

(c) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

INTERNATIONAL BLUE CHIP FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS                        PERIOD
                                          ENDED                         ENDED
                                       APRIL 30                    OCTOBER 31
--------------------------------------------------------------------------------
                                           1999                          1998(a)
                                      UNAUDITED

PER SHARE DATA
Net Asset Value-- Beginning of
  Period                             $    10.02                    $    10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                      0.01                          0.00
Net Gains on Securities
  (Both Realized and Unrealized)           0.56                          0.02
================================================================================
TOTAL FROM INVESTMENT OPERATIONS           0.57                          0.02
================================================================================
Net Asset Value-- End of Period      $    10.59                    $    10.02
================================================================================

TOTAL RETURN                              5.69%(b)                      0.20%(b)

RATIOS
Net Assets-- End of Period
  ($000 Omitted)                     $   19,375                    $    6,287
Ratio of Expenses to Average
  Net Assets(c)(d)                        1.05%(b)                      0.90%(e)
Ratio of Net Investment Income to
  Average Net Assets(d)                   0.23%(b)                      6.16%(e)
Portfolio Turnover Rate                     87%(b)                         0%(b)


(a) From October 28, 1998, commencement of investment operations, to October 31, 1998.

(b) Based  on  operations  for  the  period  shown  and,  accordingly,   are
    not representative of a full year.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

(d) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended April 30, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.06% (not annualized) and ratio of net invesment income to average net assets would have been 0.22% (not annualized).

(e) Annualized

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PACIFIC BASIN FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                 SIX MONTHS
                      ENDED
                   APRIL 30                    YEAR ENDED OCTOBER 31
--------------------------------------------------------------------------------

                       1999      1998      1997      1996      1995      1994

                   UNAUDITED

PER SHARE DATA
Net Asset Value --
  Beginning of
  Period             $  6.69   $ 9.74  $  14.11  $  13.83 $   17.07  $  15.11
================================================================================
INCOME FROM
  INVESTMENT OPERATIONS
Net Investment
  Income (Loss)        (0.01)    0.07     (0.09)    (0.02)     0.06      0.04
Net Gains or (Losses)
  on Securities(Both
  Realized and
  Unrealized)           1.46    (2.80)    (3.45)     0.51     (1.45)     2.28
================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS            1.45    (2.73)    (3.54)     0.49     (1.39)     2.32
================================================================================
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income(a)  0.05     0.12      0.00      0.03      0.06      0.04
Distributions from
  Capital Gains         0.00     0.00      0.83      0.18      1.79      0.32
In Excess of Capital
  Gains                 0.00     0.20      0.00      0.00      0.00      0.00
================================================================================
TOTAL DISTRIBUTIONS     0.05     0.32      0.83      0.21      1.85      0.36
================================================================================
Net Asset Value --
  End of Period    $    8.09   $ 6.69  $   9.74   $ 14.11 $   13.83  $  17.07
================================================================================

TOTAL RETURN          21.68%(b)(28.68%) (26.65%)    3.55%    (8.31%)    15.63%

RATIOS
Net Assets -- End
  of Period ($000
  Omitted)           $65,498   $45,070  $63,943  $149,870  $ 154,374  $352,888
Ratio of Expenses
  to Average Net
  Assets (c)          1.05%(b)(d)2.07%(d) 1.72%(d)  1.60%(d)   1.52%(d)  1.24%
Ratio of Net
  Investment Income
  (Loss) to Average
  Net Assets(c)      (0.17%)(b)   0.25%   (0.44%)  (0.04%)      0.37%    0.28%
Portfolio Turnover
  Rate                   89%(b)   114%      86%      70%         56%       70%


(a) Distributions in excess of net investment income for the years ended October 31, 1998, 1997 and 1996 aggregated less than $0.01 on a per share basis.

(b) Based on operations for the period shown and, accordingly, are not representative of a full year. (c)Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended April 30, 1999 and the year ended October 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.31% (not annualized) and 2.56%, respectively, and ratio of net investment income (loss) to average net assets would have been (0.43%) (not annualized) and (0.24%), respectively.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements.

OTHER INFORMATION
--------------------------------------------------------------------------------

UNAUDITED

On May 20, 1999, a special meeting of the shareholders of each Fund was held at which the ten directors identified below were elected. The selection of PricewaterhouseCoopers LLP as independent accountants (Proposal 1) and the approval of changes to the fundamental investment restrictions identified below (Proposal 2) were ratified. The following is a report of the votes cast:

                                                          WITHHELD/
NOMINEE/PROPOSAL                     FOR      AGAINST      ABSTAIN         TOTAL
--------------------------------------------------------------------------------
EUROPEAN FUND
Charles W. Brady              21,467,745            0    1,065,343    22,533,088
Fred A. Deering               21,495,106            0    1,037,982    22,533,088
Mark H. Williamson            21,474,178            0    1,058,910    22,533,088
Dr. Victor L. Andrews         21,488,078            0    1,045,010    22,533,088
Bob R. Baker                  21,507,462            0    1,025,626    22,533,088
Lawrence H. Budner            21,515,155            0    1,017,933    22,533,088
Dr. Wendy Lee Gramm           21,520,844            0    1,012,244    22,533,088
Kenneth T. King               21,496,517            0    1,036,571    22,533,088
John W. McIntyre              21,511,701            0    1,021,387    22,533,088
Dr. Larry Soll                21,515,708            0    1,017,380    22,533,088

Proposal 1                    21,474,368      317,526      741,194    22,533,088

Proposal 2
Modification of Fundamental
  Investment Restrictions on:
a -- The issuance of senior
  securities                  15,597,311    1,131,660    5,804,117    22,533,088
b --Borrowing and adoption
  of non-fundamental
  restriction on borrowing    15,594,393    1,134,578    5,804,117    22,533,088
c --Investing in commodities  15,590,682    1,138,289    5,804,117    22,533,088
d --Real estate investments   15,597,907    1,131,064    5,804,117    22,533,088
e --Investing in another
  investment company          15,590,572    1,138,399    5,804,117    22,533,088
f --Underwriting securities   15,598,910    1,130,061    5,804,117    22,533,088
g --Loans                     15,597,562    1,131,409    5,804,117    22,533,088
h --Issuer diversification    15,596,934    1,132,037    5,804,117    22,533,088
i --Industry concentration
  and adoption of non-
  fundamental interpretation
  on classification of
  foreign governments for
  concentration purposes      15,597,907    1,131,064    5,804,117    22,533,088
Elimination of Fundamental
  Investment Restrictions on:
j -- Investing in illiquid
  securities and adoption of
  non-fundamental restriction
  on investing in illiquid
  securities                  15,588,736    1,140,235    5,804,117    22,533,088

--------------------------------------------------------------------------------
                                                          WITHHELD/
NOMINEE/PROPOSAL                     FOR      AGAINST      ABSTAIN         TOTAL
--------------------------------------------------------------------------------
EUROPEAN FUND (CONTINUED)
k --  Short sales and margin
  transactions and adoption of
  non-fundamental restriction
  on short sales and margin
  transactions                15,595,320    1,133,651    5,804,117    22,533,088
l -- Investments in companies
  for the purpose of
  exercising control or
  management                  15,595,480    1,133,491    5,804,117    22,533,088
m -- Fund ownership of
  securities also owned by
  directors and officers of
  each Fund or its investment
  advisor                     15,595,320    1,133,651    5,804,117    22,533,088
n -- Investing in newly
  formed issuers              15,595,917    1,133,054    5,804,117    22,533,088

INTERNATIONAL BLUE CHIP FUND
Charles W. Brady               1,431,727            0        2,966     1,434,693
Fred A. Deering                1,431,692            0        3,001     1,434,693
Mark H. Williamson             1,431,827            0        2,866     1,434,693
Dr. Victor L. Andrews          1,431,827            0        2,866     1,434,693
Bob R. Baker                   1,431,692            0        3,001     1,434,693
Lawrence H. Budner             1,431,827            0        2,866     1,434,693
Dr. Wendy Lee Gramm            1,432,059            0        2,634     1,434,693
Kenneth T. King                1,432,094            0        2,599     1,434,693
John W. McIntyre               1,432,094            0        2,599     1,434,693
Dr. Larry Soll                 1,432,094            0        2,599     1,434,693

Proposal 1                     1,428,751        1,720        4,221     1,434,692

Proposal 2
Modification of Fundamental
  Investment Restrictions on:
a -- The issuance of senior
  securities                   1,419,793        8,910        5,990     1,434,693
b --Borrowing and adoption
  of non-fundamental
  restriction on borrowing     1,419,793        8,910        5,990     1,434,693
c --Investing in commodities   1,419,793        8,910        5,990     1,434,693
d --Real estate investments    1,419,793        8,910        5,990     1,434,693
e --Investing in another
  investment company           1,419,793        8,910        5,990     1,434,693
f --Underwriting securities    1,419,793        8,910        5,990     1,434,693
g --Loans                      1,419,793        8,910        5,990     1,434,693
h --Issuer diversification     1,419,793        8,910        5,990     1,434,693
i --Industry concentration and
  adoption of non-fundamental
  interpretation on
  classification of foreign
  governments for
  concentration purposes       1,419,793        8,910        5,990     1,434,693

--------------------------------------------------------------------------------

                                                          WITHHELD/
NOMINEE/PROPOSAL                     FOR      AGAINST      ABSTAIN         TOTAL
--------------------------------------------------------------------------------
INTERNATIONAL BLUE CHIP FUND (CONTINUED)
Elimination of Fundamental
  Investment Restrictions on:
j -- Investing in illiquid
  securities and adoption of
  non-fundamental restriction
  on investing in illiquid
  securities                   1,419,793        8,910        5,990     1,434,693
k -- Short sales and margin
  transactions and adoption of
  non-fundamental restriction
  on short sales and margin
  transactions                 1,419,793        8,910        5,990     1,434,693
l --Investments in companies
  for the purpose of
  exercising control or
  management                   1,419,793        8,910        5,990     1,434,693
m --Fund ownership of
  securities also owned by
  directors and officers of
  each Fund or its investment
  advisor                      1,419,793        8,910        5,990     1,434,693

PACIFIC BASIN FUND
Charles W. Brady               3,617,515            0      445,429     4,062,944
Fred A. Deering                3,615,456            0      447,488     4,062,944
Mark H. Williamson             3,614,809            0      448,135     4,062,944
Dr. Victor L. Andrews          3,610,965            0      451,979     4,062,944
Bob R. Baker                   3,619,124            0      443,820     4,062,944
Lawrence H. Budner             3,619,450            0      443,494     4,062,944
Dr. Wendy Lee Gramm            3,619,450            0      443,494     4,062,944
Kenneth T. King                3,619,450            0      443,494     4,062,944
John W. McIntyre               3,619,450            0      443,494     4,062,944
Dr. Larry Soll                 3,619,450            0      443,494     4,062,944

Proposal 1                     3,798,015      106,167      158,762     4,062,944

Proposal 2
Modification of Fundamental
  Investment Restrictions on:
a -- The issuance of senior
  securities                   2,966,023      518,435      578,486     4,062,944
b --Borrowing and adoption
  of non-fundamental
  restriction on borrowing     2,964,131      520,327      578,486     4,062,944
c --Investing in commodities   2,964,131      520,327      578,486     4,062,944
d --Real estate investments    2,965,630      518,828      578,486     4,062,944
e --Investing in another
  investment company           2,963,966      520,492      578,486     4,062,944
f --Underwriting securities    2,965,630      518,828      578,486     4,062,944
g --Loans                      2,966,023      518,435      578,486     4,062,944
h --Issuer diversification     2,966,023      518,435      578,486     4,062,944

--------------------------------------------------------------------------------

                                                          WITHHELD/
NOMINEE/PROPOSAL                     FOR      AGAINST      ABSTAIN         TOTAL
--------------------------------------------------------------------------------
PACIFIC BASIN FUND (CONTINUED)
i -- Industry concentration and
  adoption of non-fundamental
  interpretation on
  classification of foreign
  governments for
  concentration purposes        2,964,484     519,974      578,486     4,062,944
Elimination of Fundamental
  Investment Restrictions on:
j -- Investing in illiquid
  securities and adoption of
  non-fundamental restriction
  on investing in illiquid
  securities                    2,964,131     520,327      578,486     4,062,944
k -- Short sales and margin
  transactions and adoption of
  non-fundamental restriction
  on short sales and margin
  transactions                  2,963,966     520,492      578,486     4,062,944
l -- Investments in companies
  for the purpose of
  exercising control or
  management                    2,964,484     519,974      578,486     4,062,944
m -- Fund ownership of
  securities also owned by
  directors and officers of
  each Fund or its investment
  advisor                       2,964,131     520,327      578,486     4,062,944
n --Investing in newly formed
  issuers                       2,964,877     519,581      578,486     4,062,944

YEAR 2000 COMPUTER ISSUE

Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Funds could be adversely affected.

In addition, the markets for, or values of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Funds' investments. At this time, it is generally believed that foreign issues, particularly those in emerging and other markets, may be more vulnerable to Year 2000 problems than will be issuers in the U.S.

                            INVESCO Family Of Funds

                                                                     Newspaper
Fund Name               Fund Code   Ticker Symbol                 Abbreviation
--------------------------------------------------------------------------------
International
International Blue Chip        09          IIBCX                      ItlBlChp
Pacific Basin                  54          FPBSX                      PcBas
European                       56          FEURX                      Europ
Latin American Growth          34          IVSLX                      LtnAmerGr
--------------------------------------------------------------------------------
Sector
Energy                         50          FSTEX                      Enrgy
Financial Services             57          FSFSX                      FinSvc
Gold                           51          FGLDX                      Gold
Health Sciences                52          FHLSX                      HlthSc
Leisure                        53          FLISX                      Leisur
Realty                         42          IVSRX                      Realty
Technology-Class II            55          FTCHX                      Tech
Utilities                      58          FSTUX                      Util
Worldwide Communications       39          ISWCX                      WldCom
--------------------------------------------------------------------------------
Stock
Growth & Income                21          IVGIX                      Gro&Inc
INVESCO Endeavor               61          IVENX                      Endeavor
Blue Chip Growth               10          FLRFX                      BlChpGro
Dynamics                       20          FIDYX                      Dynm
Small Company Growth           60          FIEGX                      SmCoGth
Value Equity                   46          FSEQX                      ValEq
S&P 500 Index Fund-Class II    23          ISPIX                      SP500II
--------------------------------------------------------------------------------
Combination Stock & Bond
Industrial Income              15          FIIIX                      IndInc
Total Return                   48          FSFLX                      TotRtn
Balanced                       71          IMABX                      Bal
--------------------------------------------------------------------------------
Bond
U.S. Government Securities     32          FBDGX                      USGvt
Select Income                  30          FBDSX                      SelInc
High Yield                     31          FHYPX                      HiYld
--------------------------------------------------------------------------------

Tax-Exempt
Tax-Free Bond                  35          FTIFX                      TxFre
--------------------------------------------------------------------------------
Money Market
U.S. Government Money Fund     44          FUGXX                      InvGvtMF
Cash Reserves                  25          FDSXX                      InvCshR
Tax-Free Money Fund            40          FFRXX                      InvTaxFree
Money Market Reserve           96          IMRXX                      INVESCOMMR
Tax-Exempt Reserve             95          ITTXX                      INVESCOTTE


FOR MORE INFORMATION ABOUT ANY OF THE INVESCO FUNDS, INCLUDING MANAGEMENT FEES AND EXPENSES, PLEASE CALL US AT 1-800-525-8085 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                 [INVESCO ICON]
                                    INVESCO

YOU SHOULD
KNOW WHAT
INVESCO KNOWS (TM)






We're easy to stay in touch with:

Investor Services: 1-800-525-8085
PAL(R), your personal account line: 1-800-424-8085
On the World Wide Web: www.invesco.com

In Denver, visit one of our convenient Investor Centers:
Cherry Creek,
3003 East Third Avenue, Suite 1
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

INVESCO Distributors, Inc.,(SM)
Distributor
Post Office Box 173706
Denver, CO 80217-3706

This information must be preceded or accompanied by a current prospectus.


SINT 9010 5/99